Hartford Leaders Series I/IR
Hartford Leaders Solution Series I/IR
Hartford Leaders Elite Series I/IR
File No. 333-69475

Hartford Leaders Access Series I/IR
File No. 333-70153

Hartford Leader Edge Series I/IR
File No. 333-68463

Hartford Leaders Plus Series I/IR
Hartford Leaders Elite Plus Series I/IR
Hartford Leaders Solution Series I/IR
File No. 333-91927

Hartford Leaders Outlook Series I/IR
Hartford Leaders Elite Outlook Series I/IR
Hartford Leaders Solution Outlook Series I/IR
Huntington Hartford Leaders Outlook Series I/IR
Classic Hartford Leaders Outlook Series I/IR
File No. 333-40414

Separate Account Seven
Hartford Life Insurance Company

Supplement Dated May 3, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated May 3, 2007 to Your Prospectus

The fund information for the Franklin Global Real Estate Fund in the table under the section entitled “The Funds” is deleted and replaced with the following:

Funding Option	Investment Objective	Investment Adviser/Sub-adviser
Franklin Global Real Estate Securities Fund - Class 2††	Capital appreciation with current income as a secondary goal	Franklin Advisory Services, LLC

††            Closed to Contracts issues on or after May 2, 2002.  Formerly Franklin Real Estate Fund – Class 2

This supplement should be retained with the prospectus for future reference.

HV-6110